UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08009

Old Mutual Insurance Series Fund

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1.              Schedule of Investments.

Old Mutual Columbus Circle Technology & Communications Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares/Contracts	Value (000)
Common Stock - 97.0%
Aerospace/Defense - 1.8%
Lockheed Martin	10,000	$ 993
Total Aerospace/Defense		993
Applications Software - 4.8%
Microsoft	87,500	2,483
NetSuite*	9,853	212
Total Applications Software		2,695
Cable TV - 1.0%
Comcast, Cl A*	29,800	576
Total Cable TV		576
Cellular Telecommunications - 1.8%
Vodafone Group ADR	33,400	986
Total Cellular Telecommunications		986
Commercial Services - 0.5%
Alliance Data Systems*	5,900	280
Total Commercial Services		280
Commercial Services-Finance - 2.3%
Bankrate*	12,100	604
Visa, Cl A*	10,600	661
Total Commercial Services-Finance		1,265
Computer Services - 1.0%
DST Systems*	8,700	572
Total Computer Services		572
Computer Software - 1.1%
Omniture* (B)	27,472	637
Total Computer Software		637
Computers - 14.0%
Apple*	19,500	2,798
Hewlett-Packard	36,600	1,671
International Business Machines	19,100	2,199
Research In Motion*	10,100	1,134
Total Computers		7,802
Computers-Memory Devices - 0.3%
Data Domain*	6,200	147
Total Computers-Memory Devices		147
Electronic Components-Semiconductors - 7.4%
Cavium Networks* (B)	46,500	763
Intersil, Cl A	21,200	544
Microchip Technology	32,800	1,074
NVIDIA*	48,600	962
Xilinx	32,400	770
Total Electronic Components-Semiconductors		4,113
Electronic Forms - 2.8%
Adobe Systems*	43,848	1,561
Total Electronic Forms		1,561
Energy-Alternate Sources - 0.5%
First Solar*	1,300	300
Total Energy-Alternate Sources		300
Enterprise Software/Services - 4.1%
Oracle*	117,800	2,304
Total Enterprise Software/Services		2,304

Industrial Audio & Video Products - 1.6%
Dolby Laboratories, Cl A*	24,400	885
Total Industrial Audio & Video Products		885
Internet Infrastructure Software - 1.7%
Akamai Technologies* (B)	34,600	974
Total Internet Infrastructure Software		974
Internet Security - 3.5%
Blue Coat Systems*	29,900	659
McAfee*	23,800	788
Vasco Data Security International* (B)	36,500	499
Total Internet Security		1,946
Medical Instruments - 3.4%
Intuitive Surgical*	1,700	551
St. Jude Medical	30,900	1,335
Total Medical Instruments		1,886
Medical Products - 2.0%
Baxter International	19,700	1,139
Total Medical Products		1,139
Medical-Biomedical/Genetic - 8.2%
Genentech*	23,200	1,883
Genzyme*	23,400	1,744
Millennium Pharmaceuticals*	61,900	957
Total Medical-Biomedical/Genetic		4,584
Medical-Generic Drugs - 1.0%
Barr Pharmaceuticals*	11,600	560
Total Medical-Generic Drugs		560
Networking Products - 3.3%
Cisco Systems* (B)	60,000	1,445
Juniper Networks* (B)	16,100	402
Total Networking Products		1,847
Oil-Field Services - 0.5%
Weatherford International*	3,600	261
Total Oil-Field Services		261
Printing-Commercial - 1.0%
VistaPrint*	15,300	535
Total Printing-Commercial		535
Semiconductor Components-Integrated Circuits - 0.7%
Marvell Technology Group*	37,900	412
Total Semiconductor Components-Integrated Circuits		412
Semiconductor Equipment - 4.4%
Applied Materials	102,500	2,000
Veeco Instruments*	25,600	426
Total Semiconductor Equipment		2,426
Telecommunications Equipment-Fiber Optics - 2.4%
Corning	55,500	1,334
Total Telecommunications Equipment-Fiber Optics		1,334
Telephone-Integrated - 3.9%
AT&T	57,300	2,195
Total Telephone-Integrated		2,195
Therapeutics - 2.2%
BioMarin Pharmaceuticals*	5,200	184
Gilead Sciences*	19,600	1,010
Total Therapeutics		1,194
Transactional Software - 2.3%
Synchronoss Technologies*	30,060	602
Yucheng Technologies*	40,586	672

Total Transactional Software		1,274
Web Portals/ISP - 2.8%
Google, Cl A* (B)	3,500	1,542
Total Web Portals/ISP		1,542
Wireless Equipment - 7.7%
Nokia ADR (B)	60,100	1,913
Qualcomm	57,600	2,362
Total Wireless Equipment		4,275
X-Ray Equipment - 1.0%
Hologic*	10,100	562
Total X-Ray Equipment		562
Total Common Stock (Cost $46,477)		54,062
Money Market Fund - 2.2%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	1,251,145	1,251
Total Money Market Fund (Cost $1,251)		1,251
Total Investments - 99.2% (Cost $47,728)†		55,313
Written Options - (1.4%)
Akamai Technologies, January 2009, 100 Call,
Strike Price: $35.00*	(346)	(125)
Cavium Networks, September 2008, 100 Call,
Strike Price: $22.50*	(63)	(6)
Cisco Systems, January 2009, 100 Call,
Strike Price: $25.00*	(600)	(169)
Google, Cl A, January 2009, 100 Call,
Strike Price: $500.00*	(35)	(140)
Juniper Networks, July 2008, 100 Call,
Strike Price: $25.00*	(161)	(41)
Nokia ADR, January 2009, 100 Call,
Strike Price: $35.00*	(351)	(112)
Omniture, September 2008, 100 Call,
Strike Price: $25.00*	(244)	(88)
Vasco Data Security International, September 2008, 100 Call,
Strike Price: $15.00*	(365)	(80)
Total Written Options (Premiums Received $(771))		(761)
Other Assets and Liabilities, Net - 2.2%	(161)	1,209
Total Net Assets - 100.0%	(244)	$ 55,761

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
(B) All or a portion of the security has been pledged as collateral for written option contracts.
ADR — American Depositary Receipt
Cl — Class
ISP — Internet Service Provider

Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $47,727,528, and the unrealized appreciation and depreciation were $9,151,621 and $(1,565,860) respectively.

For information regarding the Portfolio's policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual or annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 54,552	$ -
Level 2 – other significant observable inputs	-	-
Level 3 – significant unobservable inputs	-	-
Total	$ 54,552	$ -

Old Mutual Growth II Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.3%
Advertising Sales - 0.6%
Focus Media Holding ADR*	2,700	$ 95
Lamar Advertising, Cl A*	2,000	72
Total Advertising Sales		167
Agricultural Chemicals - 1.5%
Mosaic*	1,390	143
Syngenta ADR	4,550	266
Total Agricultural Chemicals		409
Apparel Manufacturers - 0.5%
Gildan Activewear*	3,775	141
Total Apparel Manufacturers		141
Applications Software - 0.6%
Salesforce.com*	2,760	160
Total Applications Software		160
Auction House/Art Dealer - 1.1%
Ritchie Bros Auctioneers	2,150	177
Sotheby's	4,150	120
Total Auction House/Art Dealer		297
Auto-Medium & Heavy Duty Trucks - 0.6%
Oshkosh Truck	4,750	172
Total Auto-Medium & Heavy Duty Trucks		172
Beverages-Wine/Spirits - 1.3%
Central European Distribution*	5,800	338
Total Beverages-Wine/Spirits		338
Brewery - 0.6%
Molson Coors Brewing, Cl B	2,920	154
Total Brewery		154
Building-Residential/Commercial - 0.8%
DR Horton	5,660	89
Pulte Homes	8,720	127
Total Building-Residential/Commercial		216
Casino Hotels - 0.3%
Wynn Resorts*	890	90
Total Casino Hotels		90
Casino Services - 0.7%
International Game Technology	4,380	176
Total Casino Services		176
Cellular Telecommunications - 0.6%
Millicom International Cellular*	1,130	107
NII Holdings*	1,475	47
Total Cellular Telecommunications		154
Chemicals-Diversified - 1.1%
FMC	5,150	286
Total Chemicals-Diversified		286
Coal - 1.0%
Consol Energy	2,770	192
Foundation Coal Holdings	1,375	69
Total Coal		261
Commercial Banks Non-US - 0.7%
HDFC Bank ADR	1,850	182
Total Commercial Banks Non-US		182

Commercial Services-Finance - 1.5%
MasterCard, Cl A	880	196
Morningstar*	575	35
Wright Express*	6,300	194
Total Commercial Services-Finance		425
Computer Services - 1.3%
Cognizant Technology Solutions, Cl A*	4,973	143
IHS, Cl A*	3,225	207
Total Computer Services		350
Computer Software - 0.9%
Blackbaud	7,075	172
Omniture*	3,430	80
Total Computer Software		252
Computers-Integrated Systems - 0.5%
Micros Systems*	4,150	140
Total Computers-Integrated Systems		140
Computers-Peripheral Equipment - 0.4%
Logitech International*	4,625	118
Total Computers-Peripheral Equipment		118
Consulting Services - 0.5%
FTI Consulting*	2,070	147
Total Consulting Services		147
Consumer Products-Miscellaneous - 0.3%
Tupperware Brands	1,950	75
Total Consumer Products-Miscellaneous		75
Containers-Metal/Glass - 0.9%
Owens-Illinois*	4,300	243
Total Containers-Metal/Glass		243
Cosmetics & Toiletries - 1.0%
Alberto-Culver	6,520	179
Chattem*	1,260	84
Total Cosmetics & Toiletries		263
Data Processing/Management - 0.5%
Fidelity National Information Services	3,325	127
Total Data Processing/Management		127
Dental Supplies & Equipment - 0.4%
Dentsply International	2,690	104
Total Dental Supplies & Equipment		104
Dialysis Centers - 0.4%
DaVita*	2,075	99
Total Dialysis Centers		99
Disposable Medical Products - 0.3%
C.R. Bard	880	85
Total Disposable Medical Products		85
Distribution/Wholesale - 1.0%
LKQ*	12,000	270
Total Distribution/Wholesale		270
Diversified Manufacturing Operations - 0.9%
Harsco	2,370	131
SPX	1,020	107
Total Diversified Manufacturing Operations		238
E-Commerce/Services - 0.5%
Priceline.com*	1,140	138
Total E-Commerce/Services		138
Electric Products-Miscellaneous - 0.7%
Ametek	4,450	195

Total Electric Products-Miscellaneous		195
Electric-Integrated - 2.6%
Constellation Energy Group	1,260	111
Entergy	1,250	136
Northeast Utilities	9,800	240
NorthWestern	2,525	62
Wisconsin Energy	3,750	165
Total Electric-Integrated		714
Electric-Transmission - 0.8%
ITC Holdings	4,375	228
Total Electric-Transmission		228
Electronic Components-Semiconductors - 2.5%
Altera	7,210	133
Cavium Networks*	4,660	76
MEMC Electronic Materials*	2,490	177
Microchip Technology	8,870	290
Total Electronic Components-Semiconductors		676
Electronic Measuring Instruments - 0.8%
Itron*	2,350	212
Total Electronic Measuring Instruments		212
Electronics-Military - 1.2%
L-3 Communications Holdings	2,950	323
Total Electronics-Military		323
Energy-Alternate Sources - 0.9%
Covanta Holding*	2,970	82
First Solar*	690	159
Total Energy-Alternate Sources		241
Engineering/R&D Services - 1.2%
Fluor	710	100
McDermott International*	4,250	233
Total Engineering/R&D Services		333
Enterprise Software/Services - 0.5%
Informatica*	8,050	137
Total Enterprise Software/Services		137
Entertainment Software - 0.5%
Activision*	4,930	135
Total Entertainment Software		135
E-Services/Consulting - 0.3%
Websense*	4,550	85
Total E-Services/Consulting		85
Fiduciary Banks - 0.8%
Northern Trust	3,250	216
Total Fiduciary Banks		216
Finance-Investment Banker/Broker - 1.0%
Interactive Brokers Group, Cl A*	2,680	69
TD Ameritrade Holding*	12,065	199
Total Finance-Investment Banker/Broker		268
Finance-Other Services - 0.9%
CME Group	300	141
IntercontinentalExchange*	730	95
Total Finance-Other Services		236
Food-Baking - 0.8%
Flowers Foods	8,587	213
Total Food-Baking		213
Funeral Services & Related Items - 0.2%
Service Corp International	6,225	63

Total Funeral Services & Related Items		63
Gold Mining - 0.2%
Agnico-Eagle Mines	750	51
Total Gold Mining		51
Hazardous Waste Disposal - 1.1%
Stericycle*	5,840	301
Total Hazardous Waste Disposal		301
Home Furnishings - 0.2%
Tempur-Pedic International	5,375	59
Total Home Furnishings		59
Independent Power Producer - 0.5%
NRG Energy*	1,550	60
Reliant Energy*	3,050	72
Total Independent Power Producer		132
Industrial Audio & Video Products - 0.2%
Dolby Laboratories, Cl A*	1,170	42
Total Industrial Audio & Video Products		42
Industrial Gases - 2.3%
Air Products & Chemicals	2,210	203
Airgas	5,200	236
Praxair	2,275	192
Total Industrial Gases		631
Insurance Brokers - 0.4%
AON	2,740	110
Total Insurance Brokers		110
Internet Infrastructure Software - 0.6%
Akamai Technologies*	5,960	168
Total Internet Infrastructure Software		168
Internet Security - 1.6%
McAfee*	5,090	168
Vasco Data Security International*	6,375	87
VeriSign*	5,070	168
Total Internet Security		423
Investment Management/Advisory Services - 3.8%
Affiliated Managers Group*	2,250	204
Blackrock	1,695	346
Eaton Vance	4,000	122
Federated Investors Inc, Cl B	1,950	76
T Rowe Price Group	5,700	285
Total Investment Management/Advisory Services		1,033
Leisure & Recreational Products - 0.7%
WMS Industries	5,240	188
Total Leisure & Recreational Products		188
Machinery-Construction & Mining - 0.5%
Joy Global	1,950	127
Total Machinery-Construction & Mining		127
Machinery-Farm - 0.7%
AGCO*	3,240	194
Total Machinery-Farm		194
Machinery-Pumps - 1.0%
Flowserve	2,530	264
Total Machinery-Pumps		264
Medical Instruments - 0.8%
Intuitive Surgical*	600	194
Techne*	500	34
Total Medical Instruments		228

Medical Labs & Testing Services - 0.6%
Covance*	80	7
Laboratory Corp of America Holdings*	2,125	156
Total Medical Labs & Testing Services		163
Medical Products - 1.1%
Henry Schein*	2,080	119
West Pharmaceutical Services	3,850	170
Total Medical Products		289
Medical-Biomedical/Genetic - 0.7%
Alexion Pharmaceuticals*	1,410	84
Charles River Laboratories*	2,000	118
Total Medical-Biomedical/Genetic		202
Medical-Drugs - 1.1%
Allergan	3,660	206
Shire ADR	1,520	88
Total Medical-Drugs		294
Metal Processors & Fabricators - 0.3%
Precision Castparts	810	83
Total Metal Processors & Fabricators		83
Multi-Line Insurance - 1.0%
Assurant	4,480	273
Total Multi-Line Insurance		273
Multimedia - 0.3%
Factset Research Systems	1,400	75
Total Multimedia		75
Networking Products - 0.8%
Atheros Communications*	3,030	63
Juniper Networks*	6,290	157
Total Networking Products		220
Office Furnishings-Original - 0.2%
Interface, Cl A	4,425	62
Total Office Furnishings-Original		62
Oil & Gas Drilling - 1.1%
Atlas America	2,750	166
Diamond Offshore Drilling	1,150	134
Total Oil & Gas Drilling		300
Oil Companies-Exploration & Production - 5.2%
Denbury Resources*	3,060	87
Questar	1,870	106
Quicksilver Resources*	4,560	167
Range Resources	5,250	333
Southwestern Energy*	9,280	313
Ultra Petroleum*	1,340	104
XTO Energy	4,862	301
Total Oil Companies-Exploration & Production		1,411
Oil Field Machinery & Equipment - 1.3%
FMC Technologies*	4,750	270
National Oilwell Varco*	1,490	87
Total Oil Field Machinery & Equipment		357
Oil-Field Services - 2.2%
Core Laboratories*	1,675	200
Oil States International*	2,500	112
Weatherford International*	4,020	291
Total Oil-Field Services		603
Pharmacy Services - 1.3%
Express Scripts*	5,345	344
Total Pharmacy Services		344

Physical Therapy/Rehabilitation Centers - 0.5%
Psychiatric Solutions*	3,725	126
Total Physical Therapy/Rehabilitation Centers		126
Pipelines - 1.7%
Equitable Resources	5,525	325
Williams	4,020	132
Total Pipelines		457
Printing-Commercial - 0.4%
VistaPrint*	3,250	114
Total Printing-Commercial		114
Private Corrections - 0.8%
Corrections Corp of America*	8,125	224
Total Private Corrections		224
Property/Casualty Insurance - 1.2%
Fidelity National Financial, Cl A	7,650	140
ProAssurance*	3,175	171
Total Property/Casualty Insurance		311
Quarrying - 0.7%
Compass Minerals International	3,325	196
Total Quarrying		196
Racetracks - 0.6%
Penn National Gaming*	3,625	159
Total Racetracks		159
Real Estate Management/Services - 0.4%
Jones Lang LaSalle	1,275	99
Total Real Estate Management/Services		99
Reinsurance - 0.7%
Axis Capital Holdings	5,725	195
Total Reinsurance		195
REITs-Apartments - 0.5%
Essex Property Trust	1,275	145
Total REITs-Apartments		145
REITs-Diversified - 0.1%
iStar Financial	1,150	16
Total REITs-Diversified		16
REITs-Mortgage - 0.8%
Annaly Capital Management	13,575	208
Total REITs-Mortgage		208
REITs-Office Property - 0.2%
Alexandria Real Estate Equities	600	56
Total REITs-Office Property		56
Respiratory Products - 0.5%
Resmed*	3,372	142
Total Respiratory Products		142
Retail-Apparel/Shoe - 2.7%
Coach*	4,600	139
Guess ?	5,250	212
Nordstrom	4,540	148
Polo Ralph Lauren	1,450	85
Urban Outfitters*	4,280	134
Total Retail-Apparel/Shoe		718
Retail-Automobile - 0.3%
Penske Auto Group	4,100	80
Total Retail-Automobile		80
Retail-Computer Equipment - 1.1%
GameStop, Cl A*	5,615	290

Total Retail-Computer Equipment		290
Retail-Discount - 0.7%
TJX	5,440	180
Total Retail-Discount		180
Retail-Jewelry - 0.5%
Tiffany	3,450	144
Total Retail-Jewelry		144
Retail-Restaurants - 0.7%
Chipotle Mexican Grill, Cl A*	900	102
Darden Restaurants	2,590	84
Total Retail-Restaurants		186
Retail-Sporting Goods - 0.9%
Dick's Sporting Goods*	8,680	232
Total Retail-Sporting Goods		232
S&L/Thrifts-Eastern US - 0.6%
Hudson City Bancorp	8,670	153
Total S&L/Thrifts-Eastern US		153
Schools - 0.5%
New Oriental Education & Technology Group ADR*	1,900	123
Total Schools		123
Semiconductor Equipment - 0.6%
Varian Semiconductor Equipment Associates*	5,182	146
Total Semiconductor Equipment		146
Soap & Cleaning Preparation - 0.4%
Church & Dwight	2,075	113
Total Soap & Cleaning Preparation		113
Steel-Producers - 1.2%
Carpenter Technology	2,750	154
Steel Dynamics	4,740	157
Total Steel-Producers		311
Telecommunications Equipment - 0.7%
CommScope*	5,275	184
Total Telecommunications Equipment		184
Television - 0.4%
Central European Media Enterprises, Cl A*	1,080	92
Total Television		92
Therapeutics - 1.9%
BioMarin Pharmaceuticals*	11,415	404
United Therapeutics*	1,190	103
Total Therapeutics		507
Transactional Software - 0.2%
VeriFone Holdings*	3,350	53
Total Transactional Software		53
Transport-Rail - 0.5%
CSX	2,510	141
Total Transport-Rail		141
Transport-Services - 1.4%
Expeditors International Washington	6,565	297
Ryder System	1,290	79
Total Transport-Services		376
Veterinary Diagnostics - 0.7%
VCA Antech*	7,125	195
Total Veterinary Diagnostics		195
Wire & Cable Products - 1.5%
Belden	3,575	126
General Cable*	4,850	286

Total Wire & Cable Products		412
Wireless Equipment - 0.9%
American Tower, Cl A*	3,825	150
Crown Castle International*	2,860	99
Total Wireless Equipment		249
X-Ray Equipment - 1.0%
Hologic*	4,821	268
Total X-Ray Equipment		268
Total Common Stock (Cost $22,978)		26,780
Investment Company - 0.2%
Growth-Mid Cap - 0.1%
Midcap SPDR Trust, Series 1	275	39
Total Growth-Mid Cap		39
Total Investment Company (Cost $40)		39
Money Market Fund - 0.3%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	94,001	94
Total Money Market Fund (Cost $94)		94
Total Investments - 99.8% (Cost $23,112)†		26,913
Other Assets and Liabilities, Net - 0.2%		67
Total Net Assets - 100.0%		$ 26,980

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
ADR — American Depositary Receipt
Cl — Class
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
SPDR — Standard & Poor's Depositary Receipt

Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $23,112,190, and the unrealized appreciation and depreciation were $5,036,285 and $(1,235,874) respectively.

For information regarding the Portfolio's policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual or annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 26,913	$ -
Level 2 – other significant observable inputs	-	-
Level 3 – significant unobservable inputs	-	-
Total	$ 26,913	$ -

Old Mutual Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.3%
Aerospace/Defense - 0.7%
Boeing	930	$ 69
Total Aerospace/Defense		69
Agricultural Chemicals - 3.1%
Monsanto	2,315	259
Mosaic*	430	44
Total Agricultural Chemicals		303
Applications Software - 1.7%
Microsoft	5,865	166
Total Applications Software		166
Athletic Footwear - 1.1%
Nike, Cl B	1,630	111
Total Athletic Footwear		111
Beverages-Non-Alcoholic - 2.8%
Coca-Cola	2,750	167
PepsiCo	1,495	108
Total Beverages-Non-Alcoholic		275
Brewery - 1.0%
Fomento Economico Mexicano ADR	1,110	46
Molson Coors Brewing, Cl B	980	52
Total Brewery		98
Building-Residential/Commercial - 0.5%
NVR*	80	48
Total Building-Residential/Commercial		48
Casino Services - 1.2%
International Game Technology	3,060	123
Total Casino Services		123
Cellular Telecommunications - 2.1%
America Movil, Ser L ADR	2,470	158
Millicom International Cellular*	510	48
Total Cellular Telecommunications		206
Coal - 0.7%
Consol Energy	990	68
Total Coal		68
Commercial Services-Finance - 0.4%
Visa, Cl A*	650	41
Total Commercial Services-Finance		41
Computer Services - 0.5%
Cognizant Technology Solutions, Cl A*	1,640	47
Total Computer Services		47
Computers - 5.0%
Apple*	1,370	197
Hewlett-Packard	1,700	78
International Business Machines	1,225	141
Research In Motion*	720	81
Total Computers		497
Consulting Services - 1.1%
Accenture, Cl A	3,170	111
Total Consulting Services		111
Containers-Metal/Glass - 0.4%
Owens-Illinois*	640	36

Total Containers-Metal/Glass		36
Cosmetics & Toiletries - 2.0%
Colgate-Palmolive	1,070	83
Procter & Gamble	1,585	111
Total Cosmetics & Toiletries		194
Data Processing/Management - 0.1%
Fiserv*	110	5
Total Data Processing/Management		5
Disposable Medical Products - 1.1%
C.R. Bard	1,090	105
Total Disposable Medical Products		105
Diversified Manufacturing Operations - 5.0%
Danaher	950	72
General Electric	7,730	286
Illinois Tool Works	1,990	96
SPX	380	40
Total Diversified Manufacturing Operations		494
E-Commerce/Services - 1.4%
eBay*	3,300	98
Priceline.com*	300	36
Total E-Commerce/Services		134
Electric Products-Miscellaneous - 0.7%
Emerson Electric	1,300	67
Total Electric Products-Miscellaneous		67
Electric-Integrated - 0.7%
Constellation Energy Group	830	73
Total Electric-Integrated		73
Electronic Components-Semiconductors - 2.9%
Intel	6,210	132
MEMC Electronic Materials*	390	28
Microchip Technology	800	26
Texas Instruments	3,525	100
Total Electronic Components-Semiconductors		286
Energy-Alternate Sources - 0.6%
First Solar*	240	55
Total Energy-Alternate Sources		55
Engineering/R&D Services - 2.7%
ABB ADR	2,800	75
Jacobs Engineering Group*	1,640	121
McDermott International*	1,280	70
Total Engineering/R&D Services		266
Engines-Internal Combustion - 0.5%
Cummins	1,000	47
Total Engines-Internal Combustion		47
Entertainment Software - 1.3%
Activision*	1,420	39
Electronic Arts*	1,890	94
Total Entertainment Software		133
Fiduciary Banks - 2.6%
Northern Trust	980	65
State Street	2,490	196
Total Fiduciary Banks		261
Finance-Investment Banker/Broker - 1.6%
Charles Schwab	4,250	80
Goldman Sachs Group	455	75
Total Finance-Investment Banker/Broker		155
Finance-Other Services - 0.8%

CME Group	180	84
Total Finance-Other Services		84
Industrial Audio & Video Products - 0.1%
Dolby Laboratories, Cl A*	380	14
Total Industrial Audio & Video Products		14
Industrial Automation/Robot - 1.1%
Rockwell Automation	1,865	107
Total Industrial Automation/Robot		107
Industrial Gases - 1.4%
Praxair	1,600	135
Total Industrial Gases		135
Instruments-Scientific - 1.2%
Thermo Fisher Scientific*	2,010	114
Total Instruments-Scientific		114
Internet Infrastructure Software - 0.2%
Akamai Technologies*	600	17
Total Internet Infrastructure Software		17
Internet Security - 0.3%
VeriSign*	960	32
Total Internet Security		32
Investment Management/Advisory Services - 2.9%
Blackrock	290	59
Franklin Resources	980	95
T Rowe Price Group	2,650	133
Total Investment Management/Advisory Services		287
Life/Health Insurance - 1.4%
Aflac	1,310	85
Manulife Financial	1,300	49
Total Life/Health Insurance		134
Machinery-Construction & Mining - 0.4%
Terex*	700	44
Total Machinery-Construction & Mining		44
Machinery-Farm - 1.6%
AGCO*	915	55
Deere	1,240	100
Total Machinery-Farm		155
Medical Instruments - 0.5%
Intuitive Surgical*	150	49
Total Medical Instruments		49
Medical Products - 5.4%
Baxter International	1,480	86
Becton Dickinson	2,080	179
Johnson & Johnson	2,100	136
Stryker	1,100	72
Zimmer Holdings*	740	58
Total Medical Products		531
Medical-Biomedical/Genetic - 2.6%
Amgen*	2,275	95
Genentech*	1,420	115
Genzyme*	640	48
Total Medical-Biomedical/Genetic		258
Medical-Drugs - 1.8%
Abbott Laboratories	2,160	119
Allergan	1,010	57
Total Medical-Drugs		176
Medical-Generic Drugs - 0.4%

Teva Pharmaceutical Industries ADR	750	35
Total Medical-Generic Drugs		35
Medical-HMO - 0.7%
Aetna	1,765	74
Total Medical-HMO		74
Networking Products - 2.9%
Cisco Systems*	11,730	283
Total Networking Products		283
Oil Companies-Exploration & Production - 2.0%
Range Resources	820	52
Southwestern Energy*	1,580	53
XTO Energy	1,559	96
Total Oil Companies-Exploration & Production		201
Oil Companies-Integrated - 1.8%
Murphy Oil	720	59
Petroleo Brasileiro ADR	1,200	123
Total Oil Companies-Integrated		182
Oil Field Machinery & Equipment - 2.0%
Cameron International*	3,240	135
National Oilwell Varco*	1,140	67
Total Oil Field Machinery & Equipment		202
Oil-Field Services - 4.0%
Halliburton	2,660	105
Schlumberger	870	76
Smith International	1,600	103
Weatherford International*	1,580	115
Total Oil-Field Services		399
Pharmacy Services - 0.8%
Express Scripts*	1,235	79
Total Pharmacy Services		79
Pipelines - 0.5%
Williams	1,710	56
Total Pipelines		56
Property/Casualty Insurance - 0.8%
Chubb	1,530	76
Total Property/Casualty Insurance		76
REITs-Storage - 0.2%
Public Storage	220	19
Total REITs-Storage		19
Retail-Apparel/Shoe - 2.1%
Coach*	1,470	44
Guess ?	2,180	89
Nordstrom	1,190	39
Urban Outfitters*	1,170	37
Total Retail-Apparel/Shoe		209
Retail-Building Products - 0.4%
Lowe's	2,010	46
Total Retail-Building Products		46
Retail-Computer Equipment - 0.5%
GameStop, Cl A*	1,010	52
Total Retail-Computer Equipment		52
Retail-Discount - 0.4%
TJX	1,130	37
Total Retail-Discount		37
Retail-Drug Store - 0.5%
CVS Caremark	1,390	56

Total Retail-Drug Store		56
Retail-Jewelry - 0.7%
Tiffany	1,680	70
Total Retail-Jewelry		70
Retail-Restaurants - 1.4%
Chipotle Mexican Grill, Cl A*	380	43
McDonald's	1,740	97
Total Retail-Restaurants		140
S&L/Thrifts-Eastern US - 0.2%
People's United Financial	1,130	20
Total S&L/Thrifts-Eastern US		20
Semiconductor Equipment - 1.1%
Applied Materials	5,500	107
Total Semiconductor Equipment		107
Super-Regional Banks-US - 0.6%
PNC Financial Services Group	980	64
Total Super-Regional Banks-US		64
Telecommunications Equipment-Fiber Optics - 1.2%
Corning	4,940	119
Total Telecommunications Equipment-Fiber Optics		119
Telephone-Integrated - 0.6%
Tele Norte Leste Participacoes ADR	2,330	62
Total Telephone-Integrated		62
Therapeutics - 1.3%
BioMarin Pharmaceuticals*	510	18
Gilead Sciences*	2,260	116
Total Therapeutics		134
Transport-Rail - 0.5%
Union Pacific	420	53
Total Transport-Rail		53
Transport-Services - 0.3%
Expeditors International Washington	780	35
Total Transport-Services		35
Web Portals/ISP - 1.0%
Google, Cl A*	225	99
Total Web Portals/ISP		99
Wireless Equipment - 3.2%
Nokia ADR	2,315	74
Qualcomm	6,030	247
Total Wireless Equipment		321
Total Common Stock (Cost $8,845)		9,841
Money Market Fund - 1.6%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	157,356	157
Total Money Market Fund (Cost $157)		157
Total Investments - 100.9% (Cost $9,002)†		9,998
Other Assets and Liabilities, Net - (0.9)%		(88)
Total Net Assets - 100.0%		$ 9,910

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development

REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series

Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $9,001,831, and the unrealized appreciation and depreciation were $1,345,324 and $(349,380) respectively.

For information regarding the Portfolio's policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual or annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 9,998	$ -
Level 2 – other significant observable inputs	-	-
Level 3 – significant unobservable inputs	-	-
Total	$ 9,998	$ -

Old Mutual Large Cap Growth Concentrated Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.6%
Agricultural Chemicals - 3.8%
Monsanto	17,750	$ 1,979
Total Agricultural Chemicals		1,979
Applications Software - 1.4%
Microsoft	25,800	732
Total Applications Software		732
Beverages-Non-Alcoholic - 3.8%
Coca-Cola	24,980	1,521
PepsiCo	6,400	462
Total Beverages-Non-Alcoholic		1,983
Casino Services - 2.5%
International Game Technology	33,080	1,330
Total Casino Services		1,330
Cellular Telecommunications - 1.9%
America Movil, Ser L ADR	15,780	1,005
Total Cellular Telecommunications		1,005
Commercial Services-Finance - 0.7%
Visa, Cl A*	6,000	374
Total Commercial Services-Finance		374
Computer Services - 1.1%
Cognizant Technology Solutions, Cl A*	19,800	571
Total Computer Services		571
Computers - 6.5%
Apple*	9,970	1,431
Hewlett-Packard	12,800	585
International Business Machines	7,220	831
Research In Motion*	5,010	562
Total Computers		3,409
Consulting Services - 1.1%
Accenture, Cl A	16,700	587
Total Consulting Services		587
Cosmetics & Toiletries - 2.8%
Colgate-Palmolive	10,850	845
Procter & Gamble	9,100	638
Total Cosmetics & Toiletries		1,483
Data Processing/Management - 1.1%
Fiserv*	12,200	587
Total Data Processing/Management		587
Diversified Manufacturing Operations - 7.4%
Danaher	10,100	768
General Electric	42,670	1,579
Illinois Tool Works	16,700	806
SPX	7,070	742
Total Diversified Manufacturing Operations		3,895
E-Commerce/Services - 2.1%
eBay*	20,800	621
Priceline.com*	3,970	480
Total E-Commerce/Services		1,101
Electric-Integrated - 1.9%
Constellation Energy Group	11,220	990
Total Electric-Integrated		990

Electronic Components-Semiconductors - 3.1%
Intel	41,700	883
Texas Instruments	26,500	749
Total Electronic Components-Semiconductors		1,632
Energy-Alternate Sources - 2.1%
First Solar*	4,760	1,100
Total Energy-Alternate Sources		1,100
Engineering/R&D Services - 2.4%
Jacobs Engineering Group*	9,935	731
McDermott International*	10,000	548
Total Engineering/R&D Services		1,279
Entertainment Software - 0.9%
Electronic Arts*	9,500	474
Total Entertainment Software		474
Fiduciary Banks - 1.5%
State Street	10,020	792
Total Fiduciary Banks		792
Finance-Investment Banker/Broker - 1.5%
Goldman Sachs Group	4,640	767
Total Finance-Investment Banker/Broker		767
Finance-Other Services - 1.7%
CME Group	1,890	887
Total Finance-Other Services		887
Industrial Gases - 1.2%
Praxair	7,700	649
Total Industrial Gases		649
Instruments-Scientific - 0.5%
Thermo Fisher Scientific*	4,730	269
Total Instruments-Scientific		269
Investment Management/Advisory Services - 3.7%
Franklin Resources	6,880	667
T Rowe Price Group	25,440	1,272
Total Investment Management/Advisory Services		1,939
Life/Health Insurance - 2.7%
Aflac	12,860	835
Manulife Financial	15,100	573
Total Life/Health Insurance		1,408
Machinery-Farm - 1.9%
AGCO*	4,700	281
Deere	8,930	718
Total Machinery-Farm		999
Medical Instruments - 1.5%
Intuitive Surgical*	2,410	782
Total Medical Instruments		782
Medical Products - 4.9%
Baxter International	17,960	1,038
Becton Dickinson	10,500	901
Johnson & Johnson	9,900	642
Total Medical Products		2,581
Medical-Biomedical/Genetic - 0.9%
Amgen*	11,400	476
Total Medical-Biomedical/Genetic		476
Medical-Drugs - 1.8%
Abbott Laboratories	17,050	940
Total Medical-Drugs		940
Medical-HMO - 1.0%

Aetna	13,100	551
Total Medical-HMO		551
Networking Products - 3.9%
Cisco Systems*	85,560	2,061
Total Networking Products		2,061
Oil Companies-Exploration & Production - 1.5%
Ultra Petroleum*	9,950	771
Total Oil Companies-Exploration & Production		771
Oil Companies-Integrated - 1.5%
Petroleo Brasileiro ADR	7,520	768
Total Oil Companies-Integrated		768
Oil-Field Services - 6.1%
Halliburton	26,000	1,023
Schlumberger	8,000	696
Smith International	8,585	552
Weatherford International*	13,200	957
Total Oil-Field Services		3,228
Pharmacy Services - 1.2%
Express Scripts*	9,500	611
Total Pharmacy Services		611
Retail-Apparel/Shoe - 0.8%
Coach*	14,160	427
Total Retail-Apparel/Shoe		427
Retail-Computer Equipment - 1.1%
GameStop, Cl A*	10,830	560
Total Retail-Computer Equipment		560
Retail-Jewelry - 0.9%
Tiffany	11,700	490
Total Retail-Jewelry		490
Retail-Restaurants - 1.6%
Chipotle Mexican Grill, Cl A*	7,150	811
Total Retail-Restaurants		811
Semiconductor Equipment - 1.3%
Applied Materials	35,700	697
Total Semiconductor Equipment		697
Telecommunications Equipment-Fiber Optics - 2.3%
Corning	50,540	1,215
Total Telecommunications Equipment-Fiber Optics		1,215
Therapeutics - 2.7%
Gilead Sciences*	27,040	1,394
Total Therapeutics		1,394
Web Portals/ISP - 1.2%
Google, Cl A*	1,410	621
Total Web Portals/ISP		621
Wireless Equipment - 1.1%
Qualcomm	13,890	570
Total Wireless Equipment		570
Total Common Stock (Cost $47,625)		51,775
Money Market Fund - 1.9%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	1,002,396	1,002
Total Money Market Fund (Cost $1,002)		1,002
Total Investments - 100.5% (Cost $48,627)†		52,777
Other Assets and Liabilities, Net - (0.5)%		(287)
Total Net Assets - 100.0%		$ 52,490

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
ISP — Internet Service Provider
R&D — Research and Development
Ser — Series

Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $48,627,303, and the unrealized appreciation and depreciation were $6,069,804 and $(1,920,403) respectively.

For information regarding the Portfolio's policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual or annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 52,777	$ -
Level 2 – other significant observable inputs	-	-
Level 3 – significant unobservable inputs	-	-
Total	$ 52,777	$ -

Old Mutual Mid-Cap Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares	Value
Common Stock - 97.7%
Aerospace/Defense-Equipment - 0.5%
DRS Technologies	198	$ 11,539
Total Aerospace/Defense-Equipment		11,539
Airlines - 0.7%
Delta Air Lines*	920	7,912
US Airways Group*	700	6,237
Total Airlines		14,149
Applications Software - 4.1%
Citrix Systems*	956	28,039
Intuit*	1,825	49,293
Satyam Computer Services ADR	490	11,069
Total Applications Software		88,401
Coal - 0.4%
Arch Coal	184	8,004
Total Coal		8,004
Commercial Banks-Eastern US - 0.6%
Webster Financial	459	12,792
Total Commercial Banks-Eastern US		12,792
Commercial Services - Finance - 0.8%
Paychex	505	17,301
Total Commercial Services - Finance		17,301
Computers-Memory Devices - 0.3%
SanDisk*	252	5,688
Total Computers-Memory Devices		5,688
Consulting Services - 1.0%
Corporate Executive Board	533	21,576
Total Consulting Services		21,576
Containers-Paper/Plastic - 4.0%
Sealed Air	1,740	43,935
Sonoco Products	1,482	42,430
Total Containers-Paper/Plastic		86,365
Data Processing/Management - 1.9%
Fiserv*	660	31,739
SEI Investments	360	8,888
Total Data Processing/Management		40,627
Diversified Manufacturing Operations - 1.8%
Dover	540	22,561
Ingersoll-Rand, Cl A	341	15,202
Total Diversified Manufacturing Operations		37,763
E-Commerce/Services - 4.5%
Expedia*	1,915	41,919
Liberty Media - Interactive, Cl A*	3,411	55,054
Total E-Commerce/Services		96,973
Electric-Integrated - 1.2%
Sierra Pacific Resources	2,080	26,270
Total Electric-Integrated		26,270
Electronic Components-Miscellaneous - 1.0%
Flextronics International*	2,180	20,470
Total Electronic Components-Miscellaneous		20,470
Electronic Components-Semiconductors - 4.3%
Broadcom, Cl A*	1,353	26,072

DSP Group*	2,290	29,175
Fairchild Semiconductor International*	1,560	18,595
Semtech*	1,275	18,271
Total Electronic Components-Semiconductors		92,113
Fiduciary Banks - 0.9%
Wilmington Trust	635	19,749
Total Fiduciary Banks		19,749
Finance-Investment Banker/Broker - 2.0%
Greenhill	182	12,660
Interactive Brokers Group, Cl A*	1,140	29,264
Total Finance-Investment Banker/Broker		41,924
Finance-Other Services - 0.6%
Asset Acceptance Capital	1,320	12,712
Total Finance-Other Services		12,712
Food-Meat Products - 0.9%
Hormel Foods	466	19,414
Total Food-Meat Products		19,414
Food-Miscellaneous/Diversified - 1.1%
ConAgra Foods	948	22,705
Total Food-Miscellaneous/Diversified		22,705
Gas-Distribution - 1.0%
WGL Holdings	690	22,121
Total Gas-Distribution		22,121
Hotels & Motels - 1.4%
Wyndham Worldwide	1,456	30,110
Total Hotels & Motels		30,110
Human Resources - 1.3%
Hewitt Associates, Cl A*	697	27,720
Total Human Resources		27,720
Independent Power Producer - 2.6%
Mirant*	624	22,707
Reliant Energy*	1,346	31,833
Total Independent Power Producer		54,540
Industrial Automation/Robot - 1.3%
Cognex	1,245	27,178
Total Industrial Automation/Robot		27,178
Investment Companies - 1.1%
KKR Financial Holdings	1,780	22,535
Total Investment Companies		22,535
Investment Management/Advisory Services - 1.5%
Federated Investors Inc, Cl B	831	32,542
Total Investment Management/Advisory Services		32,542
Linen Supply & Related Items - 1.4%
Cintas	1,029	29,368
Total Linen Supply & Related Items		29,368
Medical Labs & Testing Services - 1.9%
MDS*	1,355	26,395
Quest Diagnostics	306	13,853
Total Medical Labs & Testing Services		40,248
Medical-Biomedical/Genetic - 1.0%
Invitrogen*	255	21,795
Total Medical-Biomedical/Genetic		21,795
Medical-Drugs - 2.7%
Cephalon*	344	22,154
Forest Laboratories*	903	36,129
Total Medical-Drugs		58,283

Medical-Generic Drugs - 1.9%
Barr Pharmaceuticals*	851	41,112
Total Medical-Generic Drugs		41,112
Medical-HMO - 0.4%
Magellan Health Services*	196	7,779
Total Medical-HMO		7,779
Medical-Outpatient/Home Medical - 1.5%
Lincare Holdings*	1,130	31,764
Total Medical-Outpatient/Home Medical		31,764
Metal Processors & Fabricators - 0.8%
Haynes International*	228	12,513
Sterlite Industries ADR*	273	4,865
Total Metal Processors & Fabricators		17,378
Motion Pictures & Services - 0.7%
Macrovision*	1,070	14,445
Total Motion Pictures & Services		14,445
Multimedia - 1.1%
EW Scripps, Cl A	350	14,704
Factset Research Systems	158	8,511
Total Multimedia		23,215
Non-Hazardous Waste Disposal - 1.7%
Allied Waste Industries*	3,406	36,819
Total Non-Hazardous Waste Disposal		36,819
Office Automation & Equipment - 2.1%
Pitney Bowes	1,303	45,631
Total Office Automation & Equipment		45,631
Oil & Gas Drilling - 0.6%
Rowan	328	13,507
Total Oil & Gas Drilling		13,507
Oil-Field Services - 3.2%
BJ Services	898	25,602
Exterran Holdings*	428	27,623
Helix Energy Solutions Group*	473	14,899
Total Oil-Field Services		68,124
Paper & Related Products - 1.0%
Smurfit-Stone Container*	2,640	20,328
Total Paper & Related Products		20,328
Pipelines - 4.5%
El Paso	3,343	55,643
El Paso Pipeline Partners	946	21,436
Targa Resources Partners	845	19,646
Total Pipelines		96,726
Platinum - 1.6%
Stillwater Mining*	2,245	34,730
Total Platinum		34,730
Printing-Commercial - 1.4%
RR Donnelley & Sons	490	14,852
Valassis Communications*	1,300	14,105
Total Printing-Commercial		28,957
Private Corrections - 1.1%
Corrections Corp of America*	840	23,117
Total Private Corrections		23,117
Reinsurance - 8.8%
Allied World Assurance Holdings	649	25,765
Aspen Insurance Holdings	1,454	38,357
Everest Re Group	392	35,096

Montpelier Re Holdings	2,677	42,966
Odyssey Re Holdings	450	16,537
Validus Holdings	1,250	29,287
Total Reinsurance		188,008
Retail-Apparel/Shoe - 1.5%
AnnTaylor Stores*	477	11,534
Limited Brands	1,140	19,494
Total Retail-Apparel/Shoe		31,028
Retail-Restaurants - 0.5%
Brinker International	550	10,203
Total Retail-Restaurants		10,203
S&L/Thrifts-Eastern US - 1.5%
New York Community Bancorp	1,750	31,885
Total S&L/Thrifts-Eastern US		31,885
Semiconductor Components-Integrated Circuits - 3.9%
Cypress Semiconductor*	390	9,208
Maxim Integrated Products	3,618	73,771
Total Semiconductor Components-Integrated Circuits		82,979
Semiconductor Equipment - 0.6%
Novellus Systems*	610	12,840
Total Semiconductor Equipment		12,840
Telecommunications Equipment-Fiber Optics - 1.5%
JDS Uniphase*	2,450	32,806
Total Telecommunications Equipment-Fiber Optics		32,806
Telecommunications Services - 0.5%
Amdocs*	375	10,635
Total Telecommunications Services		10,635
Telephone-Integrated - 0.7%
Telephone & Data Systems	365	14,334
Total Telephone-Integrated		14,334
Therapeutics - 3.3%
Medicines*	2,440	49,288
Warner Chilcott, Cl A*	1,155	20,790
Total Therapeutics		70,078
Wireless Equipment - 1.5%
Alvarion*	1,820	13,195
RF Micro Devices*	7,435	19,777
Total Wireless Equipment		32,972
Total Common Stock - (Cost $2,115,257)		2,084,375
Money Market Fund - 4.3%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	93,248	93,248
Total Money Market Fund - (Cost $93,248)		93,248
Total Investments - 102.0% (Cost $2,208,505)†		2,177,623
Other Assets and Liabilities, Net - (2.0)%		(43,651)
Total Net Assets - 100.0%		$ 2,133,972

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
ADR — American Depositary Receipt
Cl — Class
HMO — Health Maintenance Organization
S&L — Savings and Loan

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $2,208,505, and the unrealized appreciation and depreciation were $159,075 and $(189,957) respectively.

For information regarding the Portfolio's policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual or annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments	Other Financial Instruments
Level 1 – quoted prices	$ 2,177,623	$ -
Level 2 – other significant observable inputs	-	-
Level 3 – significant unobservable inputs	-	-
Total	$ 2,177,623	$ -

Old Mutual Select Value Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.3%
Applications Software - 2.9%
Microsoft	30,515	$ 866
Total Applications Software		866
Cable TV - 4.3%
Comcast, Special Cl A*	68,845	1,306
Total Cable TV		1,306
Chemicals-Diversified - 5.3%
E.I. du Pont de Nemours	34,018	1,591
Total Chemicals-Diversified		1,591
Commercial Services-Finance - 0.2%
Visa, Cl A*	910	57
Total Commercial Services-Finance		57
Computers-Memory Devices - 2.5%
EMC*	53,453	767
Total Computers-Memory Devices		767
Diversified Manufacturing Operations - 7.8%
3M	8,505	673
General Electric	45,660	1,690
Total Diversified Manufacturing Operations		2,363
Electric-Integrated - 2.9%
Dominion Resources	21,338	871
Total Electric-Integrated		871
Electronic Components-Semiconductors - 2.6%
Texas Instruments	27,900	789
Total Electronic Components-Semiconductors		789
Finance-Credit Card - 1.2%
American Express	8,370	366
Total Finance-Credit Card		366
Finance-Investment Banker/Broker - 8.9%
Goldman Sachs Group	4,460	738
JPMorgan Chase	19,012	816
Morgan Stanley	24,923	1,139
Total Finance-Investment Banker/Broker		2,693
Food-Miscellaneous/Diversified - 7.9%
General Mills	15,199	910
Kraft Foods, Cl A	47,830	1,483
Total Food-Miscellaneous/Diversified		2,393
Medical Instruments - 2.0%
Medtronic	12,600	609
Total Medical Instruments		609
Medical-Drugs - 9.9%
Pfizer	52,198	1,093
Schering-Plough	68,060	981
Wyeth	21,458	896
Total Medical-Drugs		2,970
Metal Processors & Fabricators - 0.9%
Sterlite Industries ADR*	15,280	272
Total Metal Processors & Fabricators		272
Metal-Aluminum - 1.8%
Alcoa	15,260	550
Total Metal-Aluminum		550

Multi-Line Insurance - 11.8%
Allstate	29,870	1,436
American International Group	33,128	1,433
Hartford Financial Services Group	8,810	668
Total Multi-Line Insurance		3,537
Oil Companies-Integrated - 7.5%
BP ADR	20,122	1,220
ConocoPhillips	13,685	1,043
Total Oil Companies-Integrated		2,263
Pipelines - 4.7%
El Paso	84,676	1,409
Total Pipelines		1,409
Retail-Drug Store - 3.8%
Walgreen	30,223	1,151
Total Retail-Drug Store		1,151
Semiconductor Components-Integrated Circuits - 5.1%
Maxim Integrated Products	74,844	1,526
Total Semiconductor Components-Integrated Circuits		1,526
Telephone-Integrated - 3.3%
Verizon Communications	26,830	978
Total Telephone-Integrated		978
Total Common Stock - (Cost $29,236)		29,327
Money Market Fund - 3.2%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	948,340	948
Total Money Market Fund (Cost $948)		948
Total Investments - 100.5% (Cost $30,184)†		30,275
Other Assets and Liabilities, Net - (0.5)%		(137)
Total Net Assets - 100.0%		$ 30,138

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
ADR — American Depositary Receipt
Cl — Class

Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $30,183,909, and the unrealized appreciation and depreciation were $2,166,169 and $(2,075,323) respectively.

For information regarding the Portfolio's policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual or annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 30,275	$ -
Level 2 – other significant observable inputs	-	-
Level 3 – significant unobservable inputs	-	-
Total	$ 30,275	$ -

Old Mutual Small Cap Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.7%
Aerospace/Defense - 1.5%
Aerovironment*	15,370	$ 314
Teledyne Technologies*	16,980	798
Total Aerospace/Defense		1,112
Aerospace/Defense-Equipment - 2.0%
B/E Aerospace*	5,275	184
DRS Technologies	10,450	609
Heico	4,750	232
Heico, Cl A	4,650	182
Orbital Sciences*	10,060	242
Total Aerospace/Defense-Equipment		1,449
Apparel Manufacturers - 0.5%
Maidenform Brands*	12,440	202
True Religion Apparel*	9,825	182
Total Apparel Manufacturers		384
Applications Software - 1.5%
EPIQ Systems*	10,485	163
Patni Computer Systems ADR	21,725	248
Progress Software*	23,025	689
Total Applications Software		1,100
Auction House/Art Dealer - 0.4%
Ritchie Bros Auctioneers	3,540	291
Total Auction House/Art Dealer		291
Beverages-Non-Alcoholic - 0.5%
Coca-Cola Bottling	5,903	364
Total Beverages-Non-Alcoholic		364
Building Products-Cement/Aggregate - 0.4%
Texas Industries	4,630	278
Total Building Products-Cement/Aggregate		278
Cable TV - 0.1%
Lodgenet Entertainment*	7,870	48
Total Cable TV		48
Cellular Telecommunications - 1.1%
Cellcom Israel	25,530	802
Total Cellular Telecommunications		802
Chemicals-Diversified - 0.8%
Celanese, Ser A	12,760	498
Olin	4,565	90
Total Chemicals-Diversified		588
Chemicals-Specialty - 1.1%
Albemarle	14,275	521
Balchem	2,655	61
Hercules	12,920	236
Total Chemicals-Specialty		818
Coal - 0.8%
Massey Energy	10,275	375
Walter Industries	3,755	235
Total Coal		610
Coatings/Paint - 0.3%
RPM International	9,145	191
Total Coatings/Paint		191

Commercial Banks-Central US - 0.1%
Cullen/Frost Bankers	1,675	89
Total Commercial Banks-Central US		89
Commercial Services - 0.8%
CoStar Group*	9,285	399
Healthcare Services Group	11,890	245
Total Commercial Services		644
Commercial Services-Finance - 1.3%
Interactive Data	14,930	425
Riskmetrics Group*	7,190	139
Wright Express*	11,585	356
Total Commercial Services-Finance		920
Communications Software - 0.3%
DivX*	34,208	239
Total Communications Software		239
Computer Aided Design - 1.3%
Ansys*	27,770	959
Total Computer Aided Design		959
Computer Graphics - 0.0%
Monotype Imaging Holdings*	50	1
Total Computer Graphics		1
Computer Services - 1.0%
DST Systems*	5,775	380
IHS, Cl A*	5,575	359
Total Computer Services		739
Computer Software - 0.2%
Blackbaud	6,600	160
Total Computer Software		160
Computers-Integrated Systems - 1.4%
NCI, Cl A*	21,080	397
Radisys*	18,405	186
Teradata*	18,645	412
Total Computers-Integrated Systems		995
Computers-Memory Devices - 0.2%
Silicon Storage Technology*	66,260	174
Total Computers-Memory Devices		174
Computers-Peripheral Equipment - 0.5%
Logitech International*	13,570	345
Total Computers-Peripheral Equipment		345
Consulting Services - 2.2%
Corporate Executive Board	6,520	264
Gartner*	11,290	218
MAXIMUS	12,880	473
Watson Wyatt Worldwide, Cl A	11,800	670
Total Consulting Services		1,625
Containers-Metal/Glass - 1.5%
Greif, Cl A	6,653	452
Silgan Holdings	13,285	659
Total Containers-Metal/Glass		1,111
Containers-Paper/Plastic - 1.9%
Bemis	18,665	475
Pactiv*	22,725	596
Sonoco Products	12,370	354
Total Containers-Paper/Plastic		1,425
Cosmetics & Toiletries - 0.6%
Alberto-Culver	17,415	477

Total Cosmetics & Toiletries		477
Data Processing/Management - 0.5%
Dun & Bradstreet	4,765	388
Total Data Processing/Management		388
Decision Support Software - 0.6%
SPSS*	11,035	428
Total Decision Support Software		428
Diagnostic Equipment - 0.6%
Gen-Probe*	9,670	466
Immucor*	15	-
Total Diagnostic Equipment		466
Diagnostic Kits - 1.7%
Meridian Bioscience	20,862	697
Qiagen*	25,780	536
Total Diagnostic Kits		1,233
Dialysis Centers - 0.5%
Dialysis Corp Of America*	49,086	358
Total Dialysis Centers		358
Direct Marketing - 0.1%
Valuevision Media, Cl A*	17,970	100
Total Direct Marketing		100
Diversified Manufacturing Operations - 0.9%
Acuity Brands	5,895	253
SPX	3,555	373
Total Diversified Manufacturing Operations		626
Educational Software - 0.2%
Blackboard*	5,370	179
Total Educational Software		179
Electric Products-Miscellaneous - 0.5%
Ametek	7,897	347
Total Electric Products-Miscellaneous		347
Electric-Integrated - 1.1%
Portland General Electric	20,445	461
Westar Energy	15,295	348
Total Electric-Integrated		809
Electric-Transmission - 1.0%
ITC Holdings	13,835	720
Total Electric-Transmission		720
Electronic Components-Miscellaneous - 0.8%
Celestica*	87,865	590
Total Electronic Components-Miscellaneous		590
Electronic Components-Semiconductors - 3.4%
Bookham*	108,115	148
DSP Group*	42,750	545
Fairchild Semiconductor International*	14,810	177
Ikanos Communications*	84,730	387
ON Semiconductor*	91,125	518
Qlogic*	22,290	342
Semtech*	5,585	80
SiRF Technology Holdings*	18,330	93
Zoran*	15,075	206
Total Electronic Components-Semiconductors		2,496
Electronic Connectors - 1.0%
Amphenol, Cl A	19,475	725
Total Electronic Connectors		725
Electronic Design Automation - 0.3%
Ansoft*	3	-

Synplicity*	25,879	203
Total Electronic Design Automation		203
Electronic Measuring Instruments - 0.5%
National Instruments	13,825	361
Total Electronic Measuring Instruments		361
Engineering/R&D Services - 0.3%
URS*	6,244	204
Total Engineering/R&D Services		204
Enterprise Software/Services - 1.2%
Novell*	116,920	735
PROS Holdings*	11,250	141
Total Enterprise Software/Services		876
Entertainment Software - 0.1%
Take-Two Interactive Software*	4,305	110
Total Entertainment Software		110
Fiduciary Banks - 0.5%
Wilmington Trust	11,135	346
Total Fiduciary Banks		346
Finance-Investment Banker/Broker - 0.8%
Cowen Group*	26,585	188
Interactive Brokers Group, Cl A*	14,720	378
Total Finance-Investment Banker/Broker		566
Food-Baking - 0.4%
Flowers Foods	11,705	290
Total Food-Baking		290
Food-Dairy Products - 0.6%
Dean Foods*	23,665	475
Total Food-Dairy Products		475
Gas-Distribution - 1.8%
AGL Resources	13,020	447
Southwest Gas	17,055	477
UGI	17,075	426
Total Gas-Distribution		1,350
Human Resources - 0.8%
Cross Country Healthcare*	27,710	343
Hudson Highland Group*	27,465	233
Total Human Resources		576
Industrial Automation/Robot - 1.0%
Cognex	16,610	363
Nordson	6,620	356
Total Industrial Automation/Robot		719
Instruments-Controls - 0.3%
Photon Dynamics*	20,940	222
Total Instruments-Controls		222
Instruments-Scientific - 1.6%
PerkinElmer	39,600	960
Varian*	4,250	246
Total Instruments-Scientific		1,206
Internet Application Software - 0.2%
CryptoLogic	11,087	176
Total Internet Application Software		176
Internet Incubators - 0.4%
Internet Capital Group*	25,315	265
Total Internet Incubators		265
Investment Management/Advisory Services - 0.5%
AllianceBernstein Holding*	5,760	365

Total Investment Management/Advisory Services		365
Lasers-Systems/Components - 0.8%
Electro Scientific Industries*	8,255	136
Rofin-Sinar Technologies*	9,520	427
Total Lasers-Systems/Components		563
Leisure & Recreational Products - 0.5%
WMS Industries	10,420	375
Total Leisure & Recreational Products		375
Life/Health Insurance - 1.3%
Delphi Financial Group, Cl A	18,610	544
Reinsurance Group of America	8,105	441
Total Life/Health Insurance		985
Machinery-Material Handling - 0.9%
Columbus McKinnon*	22,240	689
Total Machinery-Material Handling		689
Medical Instruments - 1.1%
Edwards Lifesciences*	5,940	265
Natus Medical*	31,070	564
Total Medical Instruments		829
Medical Labs & Testing Services - 0.5%
Icon ADR*	6,150	399
Total Medical Labs & Testing Services		399
Medical Products - 1.8%
Orthofix International*	21,757	865
Zoll Medical*	17,385	462
Total Medical Products		1,327
Medical Sterilization Product - 1.1%
STERIS	28,800	773
Total Medical Sterilization Product		773
Medical-Biomedical/Genetic - 1.2%
Bio-Rad Laboratories, Cl A*	4,750	423
Cambrex	22,970	159
Martek Biosciences*	10,275	314
Total Medical-Biomedical/Genetic		896
Medical-Generic Drugs - 0.2%
Perrigo	2,955	111
Total Medical-Generic Drugs		111
Medical-Hospitals - 1.2%
Medcath*	22,070	402
Universal Health Services, Cl B	8,700	467
Total Medical-Hospitals		869
Medical-Outpatient/Home Medical - 0.5%
Amsurg*	14,575	345
Total Medical-Outpatient/Home Medical		345
Metal Processors & Fabricators - 0.8%
CIRCOR International	7,210	333
Haynes International*	4,730	260
Total Metal Processors & Fabricators		593
Miscellaneous Manufacturing - 0.2%
Trimas*	31,440	166
Total Miscellaneous Manufacturing		166
Motion Pictures & Services - 0.8%
DreamWorks Animation SKG, Cl A*	21,570	556
Total Motion Pictures & Services		556
Multimedia - 1.7%
Belo, Cl A	42,075	445

Corus Entertainment, Cl B	24,040	424
Gemstar-TV Guide International*	81,148	382
Total Multimedia		1,251
Networking Products - 0.9%
Extreme Networks*	109,710	340
Polycom*	14,980	338
Total Networking Products		678
Non-Hazardous Waste Disposal - 0.9%
Waste Connections*	20,555	632
Total Non-Hazardous Waste Disposal		632
Oil Companies-Exploration & Production - 2.2%
Berry Petroleum, Cl A	13,715	638
Bill Barrett*	4,230	200
Harvest Natural Resources*	34,830	420
Stone Energy*	6,765	354
Total Oil Companies-Exploration & Production		1,612
Oil Field Machinery & Equipment - 1.0%
Dresser-Rand Group*	9,920	305
Lufkin Industries	7,215	460
Total Oil Field Machinery & Equipment		765
Oil-Field Services - 1.9%
Key Energy Services*	52,260	701
Oceaneering International*	6,255	394
Willbros Group*	10,385	318
Total Oil-Field Services		1,413
Paper & Related Products - 1.1%
Neenah Paper	11,780	304
Potlatch	5,115	211
Schweitzer-Mauduit International	12,195	282
Total Paper & Related Products		797
Platinum - 0.9%
Stillwater Mining*	40,783	631
Total Platinum		631
Power Conversion/Supply Equipment - 0.5%
Hubbell, Cl B	9,055	396
Total Power Conversion/Supply Equipment		396
Precious Metals - 0.2%
North American Palladium*	31,355	171
Total Precious Metals		171
Printing-Commercial - 0.8%
Consolidated Graphics*	5,020	281
Valassis Communications*	27,880	302
Total Printing-Commercial		583
Property/Casualty Insurance - 3.9%
Arch Capital Group*	15,365	1,055
CNA Surety*	34,825	536
RLI	14,635	725
United America Indemnity, Cl A*	11,395	219
Zenith National Insurance	8,315	298
Total Property/Casualty Insurance		2,833
Publishing-Books - 1.1%
John Wiley & Sons, Cl A	21,055	836
Total Publishing-Books		836
Publishing-Newspapers - 0.2%
Dolan Media*	8,965	181
Total Publishing-Newspapers		181
Quarrying - 0.5%

Compass Minerals International	5,830	344
Total Quarrying		344
Racetracks - 0.8%
International Speedway, Cl A	13,620	561
Total Racetracks		561
Reinsurance - 1.6%
Aspen Insurance Holdings	13,850	366
Montpelier Re Holdings	20,880	335
Validus Holdings	18,700	438
Total Reinsurance		1,139
REITs-Hotels - 0.5%
FelCor Lodging Trust	30,925	372
Total REITs-Hotels		372
REITs-Mortgage - 0.2%
MFA Mortgage Investments	27,940	176
Total REITs-Mortgage		176
Rental Auto/Equipment - 0.5%
H&E Equipment Services*	29,580	372
Total Rental Auto/Equipment		372
Research & Development - 0.9%
Pharmaceutical Product Development	15,135	634
Total Research & Development		634
Retail-Apparel/Shoe - 0.4%
Footstar	62,429	280
Total Retail-Apparel/Shoe		280
Retail-Auto Parts - 0.4%
O'Reilly Automotive*	9,730	277
Total Retail-Auto Parts		277
Retail-Automobile - 0.7%
AutoNation*	8,285	124
Copart*	9,250	359
Total Retail-Automobile		483
Retail-Propane Distributors - 0.7%
Star Gas Partners LP	178,330	535
Total Retail-Propane Distributors		535
Retail-Sporting Goods - 0.3%
Cabela's*	12,685	180
Total Retail-Sporting Goods		180
Rubber-Tires - 0.2%
Cooper Tire & Rubber	10,070	151
Total Rubber-Tires		151
S&L/Thrifts-Eastern US - 0.4%
Brookline Bancorp	27,935	321
Total S&L/Thrifts-Eastern US		321
Schools - 1.3%
Capella Education*	4,855	265
DeVry	10,420	436
Learning Tree International*	17,760	249
Total Schools		950
Semiconductor Components-Integrated Circuits - 0.6%
Emulex*	25,990	422
Total Semiconductor Components-Integrated Circuits		422
Semiconductor Equipment - 2.0%
Brooks Automation*	16,815	163
Entegris*	91,838	660
MKS Instruments*	17,970	385

Verigy*	14,360	271
Total Semiconductor Equipment		1,479
Steel Pipe & Tube - 0.2%
Mueller Water Products, Cl A	17,960	147
Total Steel Pipe & Tube		147
Telecommunications Equipment - 1.0%
CommScope*	10,495	366
Comtech Telecommunications*	8,830	344
Total Telecommunications Equipment		710
Telecommunications Services - 1.4%
NeuStar, Cl A*	9,290	246
Neutral Tandem*	18,070	326
NTELOS Holdings	18,290	443
Total Telecommunications Services		1,015
Television - 1.0%
Central European Media Enterprises, Cl A*	4,345	370
Sinclair Broadcast Group, Cl A	38,165	340
Total Television		710
Theaters - 0.6%
Regal Entertainment Group, Cl A	20,980	405
Total Theaters		405
Transport-Equipment & Leasing - 0.9%
Aircastle	11,550	130
GATX	5,535	216
Genesis Lease ADR	14,925	217
Greenbrier	4,250	113
Total Transport-Equipment & Leasing		676
Transport-Marine - 0.5%
Tidewater	6,185	341
Total Transport-Marine		341
Transport-Truck - 0.8%
Landstar System	11,675	609
Total Transport-Truck		609
Wireless Equipment - 0.6%
InterDigital*	12,950	257
RF Micro Devices*	69,395	185
Total Wireless Equipment		442
Total Common Stock - (Cost $70,827)		71,699
Investment Company - 0.4%
Growth-Small Cap
iShares Russell 2000 Index Fund	3,840	263
Total Growth-Small Cap		263
Total Investment Company - (Cost $286)		263
Money Market Fund - 1.8%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	1,351,354	1,351
Total Money Market Fund - (Cost $1,351)		1,351
Total Investments - 99.9% (Cost $72,464)†		73,313
Other Assets and Liabilities, Net - 0.1%		110
Total Net Assets - 100.0%		$ 73,423

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
ADR — American Depositary Receipt
Cl — Class
R&D — Research and Development
REITs — Real Estate Investment Trusts

S&L — Savings and Loan
Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.
Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $72,465,446, and the unrealized appreciation and depreciation were $6,514,902 and $(5,666,564) respectively.

For information regarding the Portfolio's policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual or annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 73,313	$ -
Level 2 – other significant observable inputs	-	-
Level 3 – significant unobservable inputs	-	-
Total	$ 73,313	$ -

Old Mutual Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares	Value
Common Stock - 94.2%
Aerospace/Defense-Equipment - 3.7%
AAR*	1,507	$ 41,096
B/E Aerospace*	1,338	46,763
Total Aerospace/Defense-Equipment		87,859
Agricultural Chemicals - 0.7%
Terra Industries*	443	15,740
Total Agricultural Chemicals		15,740
Auction House/Art Dealer - 0.3%
Ritchie Bros Auctioneers	100	8,212
Total Auction House/Art Dealer		8,212
Audio/Video Products - 1.5%
DTS*	1,477	35,448
Total Audio/Video Products		35,448
Auto/Truck Parts & Equipment-Original - 0.6%
Amerigon*	973	14,400
Total Auto/Truck Parts & Equipment-Original		14,400
Chemicals-Specialty - 1.0%
OM Group*	425	23,180
Total Chemicals-Specialty		23,180
Coal - 1.0%
Massey Energy	607	22,156
Total Coal		22,156
Commercial Banks-Central US - 0.5%
PrivateBancorp	395	12,431
Total Commercial Banks-Central US		12,431
Commercial Banks-Eastern US - 0.5%
Signature Bank*	490	12,495
Total Commercial Banks-Eastern US		12,495
Commercial Services - 1.6%
ExlService Holdings*	1,681	38,596
Total Commercial Services		38,596
Computer Software - 0.7%
Double-Take Software*	1,410	16,469
Total Computer Software		16,469
Computers-Integrated Systems - 1.3%
Jack Henry & Associates	975	24,053
Riverbed Technology*	364	5,409
Total Computers-Integrated Systems		29,462
Consulting Services - 4.3%
Advisory Board*	684	37,579
FTI Consulting*	725	51,504
Navigant Consulting*	650	12,337
Total Consulting Services		101,420
Distribution/Wholesale - 1.3%
Fossil*	972	29,685
Total Distribution/Wholesale		29,685
E-Commerce/Services - 2.0%
Priceline.com*	397	47,981
Total E-Commerce/Services		47,981
Educational Software - 1.1%
Blackboard*	330	10,999

SkillSoft ADR*	1,450	15,182
Total Educational Software		26,181
Electronic Components-Semiconductors - 2.0%
AuthenTec*	1,297	12,892
Cavium Networks*	733	12,021
Microsemi*	940	21,432
Total Electronic Components-Semiconductors		46,345
Electronic Design Automation - 2.4%
Comtech Group*	2,459	26,532
Magma Design Automation*	3,094	29,610
Total Electronic Design Automation		56,142
Electronic Measuring Instruments - 3.7%
Itron*	956	86,260
Total Electronic Measuring Instruments		86,260
E-Marketing/Information - 0.4%
Constant Contact*	592	8,572
Total E-Marketing/Information		8,572
Enterprise Software/Services - 1.4%
Ultimate Software Group*	1,070	32,164
Total Enterprise Software/Services		32,164
Finance-Other Services - 1.7%
FCStone Group*	665	18,421
GFI Group	381	21,831
Total Finance-Other Services		40,252
Footwear & Related Apparel - 1.0%
Deckers Outdoor*	225	24,260
Total Footwear & Related Apparel		24,260
Gambling (Non-Hotel) - 0.5%
Pinnacle Entertainment*	935	11,968
Total Gambling (Non-Hotel)		11,968
Insurance Brokers - 0.7%
eHealth*	750	16,553
Total Insurance Brokers		16,553
Internet Application Software - 1.2%
Vocus*	1,029	27,166
Total Internet Application Software		27,166
Investment Management/Advisory Services - 0.5%
Affiliated Managers Group*	130	11,796
Total Investment Management/Advisory Services		11,796
Machinery-Construction & Mining - 0.9%
Bucyrus International Cl A	210	21,347
Total Machinery-Construction & Mining		21,347
Marine Services - 2.0%
Aegean Marine Petroleum Network	1,379	47,176
Total Marine Services		47,176
Medical Instruments - 3.2%
Abaxis*	737	17,076
Conceptus*	3,096	57,462
Total Medical Instruments		74,538
Medical Products - 1.9%
Zoll Medical*	1,704	45,309
Total Medical Products		45,309
Medical-Biomedical/Genetic - 4.6%
Alexion Pharmaceuticals*	425	25,203
Illumina*	492	37,343
Lifecell*	1,069	44,930

Total Medical-Biomedical/Genetic		107,476
Medical-Drugs - 0.5%
OSI Pharmaceuticals*	319	11,927
Total Medical-Drugs		11,927
Medical-Generic Drugs - 1.0%
Perrigo	624	23,544
Total Medical-Generic Drugs		23,544
Metal Processors & Fabricators - 0.9%
Ladish*	595	21,420
Total Metal Processors & Fabricators		21,420
Networking Products - 0.3%
Switch & Data Facilities*	776	7,923
Total Networking Products		7,923
Oil & Gas Drilling - 0.7%
Patterson-UTI Energy	645	16,886
Total Oil & Gas Drilling		16,886
Oil Companies-Exploration & Production - 4.9%
Arena Resources*	523	20,245
ATP Oil & Gas*	720	23,558
Parallel Petroleum*	1,945	38,064
Penn Virginia	355	15,652
Petroquest Energy*	900	15,606
Total Oil Companies-Exploration & Production		113,125
Oil Field Machinery & Equipment - 2.7%
Dril-Quip*	300	13,941
Flotek Industries*	702	10,242
T-3 Energy Services*	949	40,390
Total Oil Field Machinery & Equipment		64,573
Oil-Field Services - 1.7%
Hercules Offshore*	857	21,528
W-H Energy Services*	285	19,622
Total Oil-Field Services		41,150
Physical Practice Management - 1.0%
Pediatrix Medical Group*	360	24,264
Total Physical Practice Management		24,264
Physical Therapy/Rehabilitation Centers - 4.2%
Psychiatric Solutions*	2,929	99,352
Total Physical Therapy/Rehabilitation Centers		99,352
Printing-Commercial - 1.6%
VistaPrint*	1,097	38,340
Total Printing-Commercial		38,340
Publishing-Newspapers - 1.1%
Dolan Media*	1,277	25,680
Total Publishing-Newspapers		25,680
Respiratory Products - 1.0%
Resmed*	565	23,832
Total Respiratory Products		23,832
Retail-Apparel/Shoe - 4.3%
Aeropostale*	1,400	37,954
Bebe Stores	1,530	16,447
Charlotte Russe Holding*	1,437	24,918
J Crew Group*	495	21,864
Total Retail-Apparel/Shoe		101,183
Retail-Restaurants - 2.6%
BJ's Restaurants*	1,706	24,584
Red Robin Gourmet Burgers*	390	14,652

Texas Roadhouse, Cl A*	2,270	22,246
Total Retail-Restaurants		61,482
Retail-Sporting Goods - 0.3%
Hibbett Sports*	462	7,133
Total Retail-Sporting Goods		7,133
Schools - 5.4%
American Public Education*	596	18,100
Capella Education*	858	46,847
New Oriental Education & Technology Group ADR*	366	23,739
Strayer Education	247	37,668
Total Schools		126,354
Semiconductor Equipment - 2.1%
Teradyne*	3,924	48,736
Total Semiconductor Equipment		48,736
Therapeutics - 1.6%
BioMarin Pharmaceuticals*	524	18,534
United Therapeutics*	234	20,288
Total Therapeutics		38,822
Transactional Software - 1.5%
Innerworkings*	2,570	36,056
Total Transactional Software		36,056
Web Hosting/Design - 0.9%
Equinix*	315	20,943
Total Web Hosting/Design		20,943
Wire & Cable Products - 2.9%
Belden	650	22,957
General Cable*	770	45,483
Total Wire & Cable Products		68,440
X-Ray Equipment - 0.8%
Hologic*	350	19,460
Total X-Ray Equipment		19,460
Total Common Stock - (Cost $2,122,054)		2,219,664
Investment Company - 3.5%
iShares Russell 2000 Growth Index Fund	1,145	83,402
Total Investment Company - (Cost $82,244)		83,402
Money Market Fund - 1.9%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	45,214	45,214
Total Money Market Fund (Cost $45,214)		45,214
Total Investments - 99.6% (Cost $2,249,512)†		2,348,280
Other Assets and Liabilities, Net - 0.4%		9,309
Total Net Assets - 100.0%		$ 2,357,589

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
ADR — American Depositary Receipt
Cl — Class

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $2,249,512, and the unrealized appreciation and depreciation were $224,690 and $(125,922) respectively.

For information regarding the Portfolio's policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual or annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments	Other Financial Instruments
Level 1 – quoted prices	$ 2,348,280	$ -
Level 2 – other significant observable inputs	-	-
Level 3 – significant unobservable inputs	-	-
Total	$ 2,348,280	$ -

Item 2.	Controls and Procedures.

(a)        Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Insurance Series Fund (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        During the quarter ended March 31, 2008, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL INSURANCE SERIES FUND

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	May 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	May 16, 2008

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	May 16, 2008